Notes Payable, Net (Details 2) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
April 1, 2019 - March 31, 2020	$ 4,926
April 1, 2020 - March 31, 2021	2,005,485	2,000,000
April 1, 2021 - March 31, 2022	6,099
Total	$ 2,016,510	$ 2,000,000